UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-03632

Deutsche DWS Tax Free Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	5/31

Date of reporting period:	11/30/2020

ITEM 1.	REPORT TO STOCKHOLDERS

(a)

November 30, 2020

Semiannual Report

to Shareholders

DWS Intermediate Tax-Free Fund

Contents

3	Letter to Shareholders
4	Performance Summary
8	Portfolio Management Team
9	Portfolio Summary
10	Investment Portfolio
25	Statement of Assets and Liabilities
27	Statement of Operations
28	Statements of Changes in Net Assets

29	Financial Highlights
33	Notes to Financial Statements
42	Information About Your Fund’s Expenses
44	Advisory Agreement Board Considerations and Fee Evaluation
49	Account Management Resources
51	Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. The market for municipal bonds may be less liquid than for taxable bonds and there may be less information available on the financial condition of issuers of municipal securities than for public corporations. Although the Fund seeks income that is exempt from federal income taxes, a portion of the Fund’s distributions may be subject to federal, state and local taxes, including the alternative minimum tax. Please read the prospectus for details.

War, terrorism, economic uncertainty, trade disputes, public health crises (including the recent pandemic spread of the novel coronavirus) and related geopolitical events could lead to increased market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Fund and its investments.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE

NOT A DEPOSIT     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS Intermediate Tax-Free Fund

Letter to Shareholders

Dear Shareholder:

The outlook for economic recovery remains positive overall, buoyed by progress in the approval and distribution of coronavirus vaccines and a resolution of the 2020 elections. We still, however, have a long road ahead.

Restrictive measures are likely to remain in place, at least to some degree, until broad vaccine distribution is achieved. This suggests that full recovery might take some time. This view appears to be shared by the U.S. Federal Reserve (Fed). Despite more optimism on growth and employment, inflation is expected to remain below the 2% target. Only by 2023 are inflation and unemployment forecasts at levels that would reflect what the Fed would currently see as a full recovery.

The coming months should bring clarity regarding the Biden administration’s domestic and foreign policies. The first priority is likely to be another tranche of COVID-related fiscal support. In the first quarter, we anticipate passage of a bill built around further stimulus checks, funds for state and local governments, and enhancements to unemployment benefits, among other provisions.

Recovery suggests that long-term interest rates climb, at least modestly, and S&P earnings per share (EPS) could return to its prior peak in the second quarter of this year. That is a reasonable and constructive outlook, but it provides little help in forecasting equity returns for 2021. Fair or sustainable price-to-earnings ratios (PEs) on mid-cycle earnings remains uncertain.

As we move forward, not all sectors will benefit equally. For this reason, we believe that active management, with its close monitoring of developments, is critical. We believe that the close interaction between our portfolio managers and our CIO Office — which synthesizes the views of more than 900 DWS economists, analysts and investment professionals around the world — positions us to make strategic and tactical decisions.

We appreciate your trust and welcome the opportunity to help you navigate these unusual times. For ongoing updates to our market and economic outlook, please visit the ‘Insights’ section of dws.com.

Best regards,

Hepsen Uzcan President, DWS Funds

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

DWS Intermediate Tax-Free Fund	|	3

Performance Summary	November 30, 2020 (Unaudited)

Class A	6-Month‡	1-Year	5-Year	10-Year

Average Annual Total Returns as of 11/30/20
Unadjusted for Sales Charge	3.26%	4.20%	2.82%	3.28%
Adjusted for the Maximum Sales Charge (max 2.75% load)	0.43%	1.34%	2.25%	2.99%
Bloomberg Barclays Municipal Bond 1–15 Year Blend (1–17) Index†	2.60%	4.56%	3.40%	3.66%

Average Annual Total Returns as of 9/30/20 (most recent calendar quarter end)
Unadjusted for Sales Charge		3.29%	2.74%	2.92%
Adjusted for the Maximum Sales Charge (max 2.75% load)		0.44%	2.16%	2.63%
Bloomberg Barclays Municipal Bond 1–15 Year Blend (1–17) Index†		4.19%	3.35%	3.42%

Class C	6-Month‡	1-Year	5-Year	10-Year

Average Annual Total Returns as of 11/30/20
Unadjusted for Sales Charge	2.88%	3.42%	2.06%	2.50%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	1.88%	3.42%	2.06%	2.50%
Bloomberg Barclays Municipal Bond 1–15 Year Blend (1–17) Index†	2.60%	4.56%	3.40%	3.66%

Average Annual Total Returns as of 9/30/20 (most recent calendar quarter end)
Unadjusted for Sales Charge		2.51%	1.96%	2.14%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		2.51%	1.96%	2.14%
Bloomberg Barclays Municipal Bond 1–15 Year Blend (1–17) Index†		4.19%	3.35%	3.42%

Class S	6-Month‡	1-Year	5-Year	10-Year

Average Annual Total Returns as of 11/30/20
No Sales Charges	3.39%	4.46%	3.07%	3.50%
Bloomberg Barclays Municipal Bond 1–15 Year Blend (1–17) Index†	2.60%	4.56%	3.40%	3.66%

Average Annual Total Returns as of 9/30/20 (most recent calendar quarter end)
No Sales Charges		3.54%	2.97%	3.14%
Bloomberg Barclays Municipal Bond 1–15 Year Blend (1–17) Index†		4.19%	3.35%	3.42%

4	|	DWS Intermediate Tax-Free Fund

Institutional Class	6-Month‡	1-Year	5-Year	10-Year

Average Annual Total Returns as of 11/30/20
No Sales Charges	3.39%	4.46%	3.08%	3.54%
Bloomberg Barclays Municipal Bond 1–15 Year Blend (1–17) Index†	2.60%	4.56%	3.40%	3.66%

Average Annual Total Returns as of 9/30/20 (most recent calendar quarter end)
No Sales Charges		3.54%	2.97%	3.18%
Bloomberg Barclays Municipal Bond 1–15 Year Blend (1–17) Index†		4.19%	3.35%	3.42%

Performance in the Average Annual Total Returns table(s) above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated October 1, 2020 are 0.78%, 1.54%, 0.62% and 0.55% for Class A, Class C, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

A portion of the Fund’s distributions may be subject to federal, state and local taxes. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

DWS Intermediate Tax-Free Fund	|	5

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

The Fund’s growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 2.75%. This results in a net initial investment of $9,725.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

†

Bloomberg Barclays Municipal Bond 1–15 Year Blend (1–17) Index is a sub-index of the Bloomberg Barclays Municipal Bond Index. It is a rules-based market value-weighted index of bonds with maturities of one year to 17 years designed for the tax-exempt bond market.

‡	Total returns shown for periods less than one year are not annualized.

6	|	DWS Intermediate Tax-Free Fund

	Class A	Class C	Class S	Institutional Class

Net Asset Value
11/30/20	$12.04	$12.04	$12.04	$12.04
5/31/20	$11.80	$11.80	$11.80	$11.80

Distribution Information as of 11/30/20
Income Dividends, Six Months	$.14	$.10	$.16	$.16
November Income Dividend	$.0236	$.0162	$.0261	$.0261
SEC 30-day Yield‡‡	.76%	.04%	1.03%	1.03%
Tax Equivalent Yield‡‡	1.28%	.07%	1.74%	1.74%
Current Annualized Distribution Rate‡‡	2.38%	1.64%	2.64%	2.64%

‡‡

The SEC yield is net investment income per share earned over the month ended November 30, 2020, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. The SEC yield would have been 0.70%, -0.06%, 0.87% and 0.94% for Class A, Class C, Class S and Institutional Class shares, respectively, had certain expenses not been reduced. Tax equivalent yield is based on the Fund’s yield and a marginal federal income tax rate of 40.8%. Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on November 30, 2020. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The current annualized distribution rate would have been 2.32%, 1.54%, 2.48% and 2.55% for Class A, Class C, Class S and Institutional Class shares, respectively, had certain expenses not been reduced. Yields and distribution rates are historical, not guaranteed and will fluctuate.

DWS Intermediate Tax-Free Fund	|	7

Portfolio Management Team

Ashton P. Goodfield, CFA, Managing Director

Portfolio Manager of the Fund. Began managing the Fund in 1990.

–	Joined DWS in 1986.

–	Head of Municipal Bond Department; Portfolio Manager, Municipal Bond Mutual Funds: Boston.

–	BA, Duke University.

Matthew J. Caggiano, CFA, Managing Director

Portfolio Manager of the Fund. Began managing the Fund in 2014.

–	Joined DWS in 1989.

–	BS, Pennsylvania State University; MS, Boston College.

Peter Aloisi, CFA, Vice President

Portfolio Manager of the Fund. Began managing the Fund in 2014.

–	Joined DWS in 2010 with five years of industry experience; previously, served as an Associate at Banc of America Securities.

–	BA and MBA, Boston College.

8	|	DWS Intermediate Tax-Free Fund

Portfolio Summary	(Unaudited)

Asset Allocation (As a % of Investment Portfolio excluding Open-End Investment Companies)	11/30/20	5/31/20
Revenue Bonds	71%	71%
General Obligation Bonds	12%	13%
Lease Obligations	10%	9%
Escrow to Maturity/Prerefunded Bonds	7%	7%
	100%	100%

Interest Rate Sensitivity	11/30/20	5/31/20
Effective Maturity	5.3 years	5.4 years
Modified Duration	4.6 years	4.6 years

Effective maturity is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Modified duration is an approximate measure of a fund’s sensitivity to movements in interest rates based on the current interest rate environment.

Quality (As a % of Investment Portfolio excluding Open-End Investment Companies)	11/30/20	5/31/20
AAA	16%	13%
AA	35%	37%
A	35%	36%
BBB	10%	10%
BB	1%	1%
Not Rated	3%	3%
	100%	100%

The quality ratings represent the higher of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Top Five State Allocations (As a % of Investment Portfolio excluding Open-End Investment Companies)	11/30/20	5/31/20
New York	15%	12%
Texas	10%	10%
California	10%	9%
Pennsylvania	7%	7%
Georgia	7%	7%

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s investment portfolio, see page 10. A quarterly Fact Sheet is available on dws.com or upon request. Please see the Account Management Resources section on page 49 for contact information.

DWS Intermediate Tax-Free Fund	|	9

Investment Portfolio	as of November 30, 2020 (Unaudited)

	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 101.1%
Arizona 2.3%

Arizona, Salt River Project Agricultural Improvement and Power District, Electric System Revenue:

Series A, 5.0%, 1/1/2028 (a)	1,160,000	1,456,102

Series A, 5.0%, 1/1/2029 (a)	1,605,000	2,063,580

Arizona, State Industrial Development Authority Revenue, “A”, Series 2019-2, 3.625%, 5/20/2033	4,908,971	5,194,673

Arizona, State Industrial Development Authority, Education Revenue, Odyssey Preparatory Academy Project, 144A, 4.375%, 7/1/2039	1,500,000	1,556,835

Chandler, AZ, Industrial Development Authority, AMT, 5.0%, Mandatory Put 6/3/2024 @ 100, 6/1/2049	7,235,000	8,318,441

Maricopa County, AZ, Industrial Development Authority, Education Revenue, Legency Traditional School Project, Series B, 144A, 5.0%, 7/1/2039	1,000,000	1,135,710

Yavapai County, AZ, Industrial Development Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, Series A-2, AMT, 2.2%, Mandatory Put 6/3/2024 @ 100, 3/1/2028	1,750,000	1,840,055

		21,565,396

California 9.8%

California, Federal Home Loan Mortgage Corp., Multi-Family Various Rate Certificates:

Series M-049, 3.05%, 4/15/2034	2,475,000	2,769,253

Series M-050, 3.05%, 6/15/2037	7,245,000	8,264,082

Series M-050, “A”, 3.35%, 11/25/2033, GTY: Freddie Mac	604,269	701,182

California, Golden State Tobacco Securitization Corp., Tobacco Settlement, Series A-1, 5.0%, 6/1/2032	5,000,000	6,220,500

California, Public Finance Authority Revenue, Sharp Healthcare Obligated Group:

Series B, 0.06%*, 12/1/2020, LOC: Barclays Bank PLC	300,000	300,000

Series C, 0.06%*, 12/1/2020, LOC: Barclays Bank PLC	270,000	270,000

California, Public Power Authority, Magnolia Power Project, Series A-3, 0.07%*, 12/1/2020, LOC: U.S. Bank NA	700,000	700,000

California, State General Obligation, Series B6, 0.05%*, 12/1/2020, LOC: U.S. Bank NA	2,900,000	2,900,000

California, State General Obligation, Various Purposes:

5.0%, 4/1/2036	7,000,000	9,129,190

5.25%, 9/1/2027	10,000,000	10,373,000

6.0%, 3/1/2033	910,000	910,145

California, State Housing Finance Agency, Multi-Family Green Tax-Exempt Mortgage Backed Bonds, Noble Towers Apartment, Series N, 2.35%, 12/1/2035	9,857,970	10,339,926

The accompanying notes are an integral part of the financial statements.

10	|	DWS Intermediate Tax-Free Fund

	Principal Amount ($)	Value ($)

California, State Pollution Control Finance Authority, Solid Waste Disposal Revenue, Waste Management Project, Series A, AMT, 2.5%, Mandatory Put 5/1/2024 @ 100, 11/1/2038	5,500,000	5,850,680

Riverside, CA, Water Revenue, Series A, MUNIPSA + 0.130%, 0.24%**, Mandatory Put 1/18/2023 @ 100, 10/1/2035	3,000,000	3,000,120

San Diego County, CA, Regional Airport Authority, Subordinate Airport Revenue, Series B, 5.0%, 7/1/2037	1,800,000	2,350,602

San Francisco, CA, City & County Airports Commission, International Airport Revenue, Series A, AMT, 5.0%, 5/1/2035	7,000,000	8,862,560

Santa Barbara County, CA, Solid Waste System Revenue, Certificates of Participation:

Series B, AMT, 5.0%, 12/1/2034	5,000,000	6,255,600

Series B, AMT, 5.0%, 12/1/2035	5,000,000	6,236,000

Turlock, CA, Irrigation District Revenue:

5.0%, 1/1/2033	2,620,000	3,523,245

5.0%, 1/1/2034	3,380,000	4,527,510

		93,483,595

Colorado 2.5%

Colorado, General Obligation, Vauxmont Metropolitan District, 3.25%, 12/15/2050, INS: AGMC	2,000,000	2,152,660

Colorado, State Health Facilities Authority, Hospital Revenue, Valley View Hospital Association Project, 2.8%, Mandatory Put 5/15/2023 @ 100, 5/15/2042	2,845,000	2,965,799

Colorado, State Housing & Finance Authority, Series H, 4.25%, 11/1/2049	2,360,000	2,661,348

Denver City & County, CO, Airport Revenue System:

Series B, 5.0%, 11/15/2022	1,500,000	1,635,930

Series A, AMT, 5.0%, 12/1/2034	10,000,000	12,392,800

Denver, CO, Convention Center Hotel Authority Revenue:

5.0%, 12/1/2027	500,000	580,360

5.0%, 12/1/2033	500,000	563,420

5.0%, 12/1/2034	1,000,000	1,124,970

		24,077,287

Connecticut 2.4%

Connecticut, State Housing Finance Program Authority Revenue, Series A-1, 4.0%, 11/15/2047	3,445,000	3,738,204

Connecticut, State Special Tax Obligation Revenue, Transportation Infrastructure Purpose:

Series A, 5.0%, 1/1/2027	8,000,000	10,068,800

Series A, 5.0%, 10/1/2027	8,000,000	8,986,320

		22,793,324

The accompanying notes are an integral part of the financial statements.

DWS Intermediate Tax-Free Fund	|	11

	Principal Amount ($)	Value ($)

Florida 4.6%

Escambia County, FL, Housing Finance Authority Single Family Mortgage Revenue, County Program, Series A, 4.75%, 4/1/2050	5,020,000	5,654,126

Florida, Capital Project Finance Authority, Student Housing Revenue, Series A-1, 5.0%, 10/1/2029	1,650,000	1,889,118

Florida, Development Finance Corp., Educational Facilities Revenue, Mater Academy Projects, Series A, 5.0%, 6/15/2035	1,000,000	1,156,930

Florida, Development Finance Corp., Surface Transportation Facilities Revenue, Virgin Trains USA Passenger Rail Project, Series A, 144A, AMT, 6.5%, Mandatory Put 1/1/2029 @ 100, 1/1/2049	2,000,000	1,768,700

Florida, Reedy Creek Improvement District, Series A, 4.0%, 6/1/2032	1,500,000	1,755,840

Florida, State Department of Transportation, Florida Right-of-Way Acquisition & Bridge Construction, Series A, 4.0%, 7/1/2034	5,000,000	6,085,100

Florida, Tohopekaliga Water Utility System Revenue, 4.0%, 10/1/2032	2,145,000	2,448,818

Lake County, FL, Educational Facilities Revenue, Imagine South Lake Charter School Project, Series A, 144A, 5.0%, 1/15/2029	750,000	812,183

Lee County, FL, School Board Certificates of Participation, Series A, 5.0%, 8/1/2027	4,360,000	5,038,939

Miami-Dade County, FL, Aviation Revenue, Series B, 5.0%, 10/1/2024	4,000,000	4,030,440

Miami-Dade County, FL, Health Facilities Authority Hospital Revenue, Baptist Hospital of Miami Project, Series A, ETM, 5.75%, 5/1/2021, INS: NATL	475,000	485,075

Miami-Dade County, FL, School Board, Certificates of Participation, Series D, 5.0%, 2/1/2029	7,000,000	8,472,800

Pasco County, FL, School Board, Certificates of Participation, Series B, MUNIPSA + 0.750%, 0.86%**, Mandatory Put 8/2/2023 @ 100, 8/1/2032	3,075,000	3,076,660

Village, FL, Community Development District No. 13, Special Assessment Revenue, 3.0%, 5/1/2029	1,000,000	1,050,410

		43,725,139

Georgia 7.4%

Atlanta, GA, Airport Revenue, Series C, 5.75%, 1/1/2023	2,460,000	2,471,095

Atlanta, GA, Water & Wastewater Revenue:

Series B, 5.0%, 11/1/2022	3,000,000	3,277,350

Series B, 5.25%, 11/1/2027, INS: AGMC	10,000,000	12,755,000

Burke County, GA, Development Authority, Pollution Control Revenue, Georgia Power Co., Plant Vogtle Project, 2.25%, Mandatory Put 5/25/2023 @ 100, 10/1/2032	1,000,000	1,036,000

The accompanying notes are an integral part of the financial statements.

12	|	DWS Intermediate Tax-Free Fund

	Principal Amount ($)	Value ($)

Burke County, GA, Development Authority, Pollution Control Revenue, Oglethorpe Power Corp., Series E, 3.25%, Mandatory Put 2/3/2025 @ 100, 11/1/2045	8,800,000	9,556,272

Cobb County, GA, Kennestone Hospital Authority, Wellstar Health System, Inc. Project:

Series B, 4.0%, 4/1/2032 (a)	200,000	234,824

Series B, 4.0%, 4/1/2033 (a)	200,000	232,506

Series B, 4.0%, 4/1/2034 (a)	250,000	288,967

Series B, 4.0%, 4/1/2035 (a)	225,000	258,444

Series B, 4.0%, 4/1/2036 (a)	250,000	286,565

DeKalb County, GA, Water & Sewer Revenue, Series A, 5.25%, 10/1/2029	10,300,000	10,707,571

Georgia, Main Street Natural Gas, Inc., Gas Project Revenue, Series A, 5.5%, 9/15/2024, GTY: Merrill Lynch & Co.	1,705,000	2,007,501

Georgia, Main Street Natural Gas, Inc., Gas Supply Revenue:

Series C, 4.0%, Mandatory Put 12/1/2023 @ 100, 8/1/2048, LIQ: Royal Bank of Canada	8,250,000	9,064,027

Series B, 4.0%, Mandatory Put 12/2/2024 @ 100, 8/1/2049, GTY: TD Bank NA	5,000,000	5,701,900

Series A, 5.0%, 5/15/2035, GTY: Macquarie Group Ltd.	1,135,000	1,571,214

Series A, 5.0%, 5/15/2036, GTY: Macquarie Group Ltd.	2,000,000	2,795,880

Georgia, Municipal Electric Authority, Combined Cycle Project:

Series A, 5.0%, 11/1/2022	1,000,000	1,088,620

Series A, 5.0%, 11/1/2027	1,000,000	1,001,750

Georgia, Municipal Electric Authority, Project One, Series A, 5.0%, 1/1/2021	3,420,000	3,433,099

Gordon County, GA, Development Authority, Pine Hall Brick Co., Inc. Project, AMT, 0.24%*, 12/7/2020, LOC: Branch Banking & Trust	140,000	140,000

Monroe County, GA, Development Authority, Pollution Control Revenue, Georgia Power Co. Plant Scherer Project, Series 1st, 2.25%, 7/1/2025	2,295,000	2,365,847

		70,274,432

Hawaii 0.5%
Hawaii, State General Obligation, Series FK, 4.0%, 5/1/2032	4,400,000	5,181,968

Illinois 5.8%

Chicago, IL, O’Hare International Airport Revenue, Series D, 5.0%, 1/1/2023	6,540,000	7,168,167

Chicago, IL, O’Hare International Airport Revenue, Senior Lien, Series A, AMT, 5.0%, 1/1/2036	2,500,000	3,084,875

Chicago, IL, Waterworks Revenue:

Series 2017-2, 5.0%, 11/1/2023	650,000	725,822

Series 2017-2, 5.0%, 11/1/2024	1,000,000	1,155,660

The accompanying notes are an integral part of the financial statements.

DWS Intermediate Tax-Free Fund	|	13

	Principal Amount ($)	Value ($)

Illinois, Regional Transportation Authority, Series A, 5.5%, 7/1/2024, INS: NATL	5,000,000	5,841,750

Illinois, State General Obligation:

5.0%, 8/1/2023	7,150,000	7,627,334

5.0%, 11/1/2024	5,325,000	5,766,709

5.5%, 5/1/2024	500,000	546,600

5.5%, 5/1/2025	1,500,000	1,664,520

Illinois, State Housing Development Authority Revenue, Series C, 4.0%, 10/1/2049	6,830,000	7,627,334

Illinois, State Housing Development Authority, Multi-family Revenue, Mattoon Towers Project, AMT, 0.45%*, 12/7/2020, LOC: Federal Home Loan Bank	620,000	620,000

Illinois, State Municipal Electric Agency, Power Supply Revenue, Series A, 5.0%, 2/1/2028	6,500,000	7,713,420

Illinois, State Toll Highway Authority Revenue, Series A, 5.0%, 1/1/2028	1,250,000	1,362,675

Springfield, IL, Electric Revenue, Senior Lien, 5.0%, 3/1/2029	3,500,000	4,110,190

		55,015,056

Indiana 2.0%

Indiana, Rockport Pollution Control Revenue, Michigan Power Co. Project, Series A, 3.05%, 6/1/2025	3,700,000	4,060,158

Indiana, State Finance Authority Revenue, BHI Senior Living Obligated Group, 5.0%, 11/15/2033	2,000,000	2,211,020

Indiana, Transportation Finance Authority Highway Revenue, Series A, 5.5%, 12/1/2022	5,270,000	5,556,477

Indiana, Wastewater Utility Revenue, CWA Authority Project, Series A, 5.0%, 10/1/2027	1,565,000	1,696,226

Indianapolis, IN, Local Public Improvement Bond Bank, Series K, 5.0%, 6/1/2026	5,355,000	5,462,314

		18,986,195

Iowa 0.4%

Iowa, State Higher Education Loan Authority, Loras College, 0.09%*, 12/1/2020, LOC: Bank of America NA	900,000	900,000

Iowa, State Student Loan Liquidity Corp., Senior Revenue, Series B, AMT, 3.0%, 12/1/2039	2,500,000	2,522,025

		3,422,025

Louisiana 0.2%
New Orleans, LA, Aviation Board Special Facility Revenue, Parking Facilities Corp., Consol Garage System, Series A, 5.0%, 10/1/2035, INS: AGMC	1,250,000	1,544,450

Maryland 0.3%
Gaithersburg, MD, Economic Development Revenue, Asbury Obligated Group, Series A, 5.0%, 1/1/2033	2,500,000	2,727,100

The accompanying notes are an integral part of the financial statements.

14	|	DWS Intermediate Tax-Free Fund

	Principal Amount ($)	Value ($)

Massachusetts 3.9%

Massachusetts, Metropolitan Boston Transit Parking Corp., Systemwide Parking Revenue, Senior Lien, 5.0%, 7/1/2028	3,760,000	3,856,783

Massachusetts, State Development Finance Agency Revenue, CareGroup Obligated Group:

Series J-2, 5.0%, 7/1/2033	1,000,000	1,249,660

Series J-2, 5.0%, 7/1/2034	2,000,000	2,493,640

Massachusetts, State Educational Financing Authority, Series B, AMT, 3.0%, 7/1/2035	3,000,000	3,090,450

Massachusetts, State Health & Educational Facilities Authority Revenue, Baystate Medical Center, Series K-1, 0.09%*, 12/1/2020, LOC: TD Bank NA	4,900,000	4,900,000

Massachusetts, State Housing Finance Agency, Series 162, 2.75%, 12/1/2041	20,000	20,178

Massachusetts, State Port Authority:

Series A, AMT, 5.0%, 7/1/2035	5,000,000	6,310,300

Series A, AMT, 5.0%, 7/1/2036	4,000,000	5,027,640

Massachusetts, State School Building Authority, Sales Tax Revenue, Series A, 5.0%, 8/15/2037	5,000,000	6,759,150

Massachusetts, Town of Tewksbury, General Obligation, 3.0%, 6/1/2032	2,720,000	3,049,038

		36,756,839

Michigan 2.3%

Michigan, State Building Authority Revenue, Facilities Program, Series II-A, Prerefunded 10/15/2021 @ 100, 5.0%, 10/15/2024	1,610,000	1,677,523

Michigan, State Finance Authority Revenue, Henry Ford Health System, 5.0%, 11/15/2031	10,700,000	13,000,821

Michigan, State Finance Authority Revenue, Hospital McLaren Health Care Corp., Series D-2, MUNIPSA + 0.500%, 0.61%**, Mandatory Put 8/9/2021 @ 100, 10/15/2038	3,075,000	3,076,169

Michigan, State Strategic Fund Ltd., Obligation Revenue, Improvement Project:

Series I-75, AMT, 5.0%, 6/30/2032	1,320,000	1,620,155

Series I-75, AMT, 5.0%, 12/31/2032	700,000	855,617

Series I-75, AMT, 5.0%, 12/31/2033	1,600,000	1,946,208

		22,176,493

Minnesota 0.3%
Minnesota, State Office of Higher Education Revenue, AMT, 2.65%, 11/1/2038	3,205,000	3,231,313

The accompanying notes are an integral part of the financial statements.

DWS Intermediate Tax-Free Fund	|	15

	Principal Amount ($)	Value ($)

Mississippi 1.1%

Mississippi, State Gaming Tax Revenue:

Series E, 5.0%, 10/15/2028	4,755,000	5,465,397

Series A, 5.0%, 10/15/2036	4,000,000	4,765,560

		10,230,957

Missouri 0.8%

Missouri, State Health & Educational Facilities Authority Revenue, Lutheran Senior Services Project, Series B, 2.875%, 2/1/2034	1,540,000	1,540,031

Missouri, State Public Utilities Commission Revenue, 0.5%, 3/1/2022	5,600,000	5,603,752

		7,143,783

Nevada 0.5%

Clark County, NV, General Obligation, 4.0%, 12/1/2035	3,000,000	3,577,380

Sparks, NV, Tourism Improvement District #1 Revenue, Sales Tax, Series A, 144A, 2.75%, 6/15/2028	1,500,000	1,490,895

		5,068,275

New Jersey 2.7%

Bergen County, NJ, General Obligation, 3.0%, 12/1/2030	1,710,000	1,948,476

New Jersey, State Covid-19 General Obligation Emergency Bonds:

Series A, 4.0%, 6/1/2030	1,035,000	1,251,615

Series A, 4.0%, 6/1/2031	1,035,000	1,262,948

Series A, 4.0%, 6/1/2032	495,000	607,192

New Jersey, State Economic Development Authority Revenue, White Horse HMT Urban Renewal LLC Project, 144A, 5.0%, 1/1/2040	1,355,000	1,318,578

New Jersey, State Economic Development Authority, Motor Vehicle Surcharge Revenue, Series A, 3.125%, 7/1/2029	915,000	916,574

New Jersey, State Higher Education Assistance Authority, Student Loan Revenue:

Series B, AMT, 3.25%, 12/1/2039	1,500,000	1,523,835

Series B, AMT, 3.5%, 12/1/2039	2,000,000	2,059,680

New Jersey, State Transportation Trust Fund Authority:

Series B, 5.25%, 6/15/2025	5,000,000	5,115,350

Series B, 5.25%, 6/15/2026	5,000,000	5,115,500

New Jersey, State Transportation Trust Fund Authority Revenue, Federal Highway Reimbursement Notes, Series A, 5.0%, 6/15/2029	970,000	1,127,101

New Jersey, Tobacco Settlement Financing Corp., Series A, 5.0%, 6/1/2029	3,000,000	3,872,970

		26,119,819

The accompanying notes are an integral part of the financial statements.

16	|	DWS Intermediate Tax-Free Fund

	Principal Amount ($)	Value ($)

New Mexico 0.4%
New Mexico, State Mortgage Finance Authority, Series C, 4.0%, 1/1/2050	3,580,000	3,986,760

New York 15.2%

Broome County, NY, Local Development Corp., Revenue, United Health Services Hospitals, Inc., Project:

3.0%, 4/1/2035, INS: AGMC	1,820,000	1,965,727

3.0%, 4/1/2036, INS: AGMC	1,750,000	1,882,965

Monroe County, NY, Industrial Development Corp. Revenue, State Ann’s Community Project, 4.0%, 1/1/2030	3,500,000	3,548,230

New York, Metropolitan Transportation Authority Revenue:

Series E-1, 0.1%*, 12/1/2020, LOC: U.S. Bank NA	3,340,000	3,340,000

Series B, 5.0%, 11/15/2028	3,170,000	3,683,762

Series C-1, 5.0%, 11/15/2028	1,200,000	1,383,444

Series A-2, 5.0%, Mandatory Put 5/15/2030 @ 100, 11/15/2045	5,335,000	6,235,868

New York, State Dormitory Authority Revenues, Non-State Supported Debt, Mount Sinai School of Medicine, Series A, 5.0%, 7/1/2021	1,000,000	1,003,490

New York, State Dormitory Authority Revenues, Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Series A, 5.0%, 5/1/2028	8,820,000	10,341,803

New York, State Environmental Facilities Corp., State Clean Water & Drinking Revolving Funds, New York City Municipal Water Finance Authority Projects, 5.0%, 6/15/2029	10,000,000	10,246,100

New York, State Liberty Development Corporation, Second Priority Liberty Revenue, “1”, 2.45%, 9/15/2069	5,000,000	5,022,050

New York, State Thruway Authority, Series J, 5.0%, 1/1/2028	10,000,000	11,322,900

New York, State Transportation Development Corp., Special Facility Revenue, Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project, AMT, 5.0%, 1/1/2026	3,970,000	4,528,381

New York, State Urban Development Corp., Personal Income Tax Revenue, Series C, 5.0%, 3/15/2036	5,000,000	6,594,150

New York, TSASC, Inc., Series A, 5.0%, 6/1/2022	1,000,000	1,063,230

New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Series FF-2, 4.0%, 6/15/2036	3,000,000	3,620,490

New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:

Series A, 4.0%, 11/1/2034	2,500,000	3,062,075

Series B1, 5.0%, 11/1/2027	750,000	861,698

Series B1, 5.0%, 11/1/2028	1,175,000	1,349,135

Series D-1, 5.0%, 11/1/2028	4,715,000	4,914,397

Series E-1, 5.0%, 2/1/2029	3,055,000	3,213,891

Series B1, 5.0%, 11/1/2029	935,000	1,072,884

The accompanying notes are an integral part of the financial statements.

DWS Intermediate Tax-Free Fund	|	17

	Principal Amount ($)	Value ($)

New York City, NY, Transitional Finance Authority, Building Aid Revenue:

Series S-2, 5.0%, 7/15/2028	6,750,000	8,093,452

Series S-3, 5.0%, 7/15/2035	5,000,000	6,290,000

New York City, NY, Trust for Cultural Resources Revenue, Amer Museum Natural History, Series B-1, MUNIPSA + 0.200%, 0.31%**, Mandatory Put 4/20/2021 @ 100, 4/1/2044	4,000,000	3,998,080

New York, NY, General Obligation:

Series I-4, 0.09%*, 12/1/2020, LOC: TD Bank NA	4,185,000	4,185,000

Series C, 4.0%, 8/1/2037	1,000,000	1,198,780

Series F, 5.0%, 8/1/2024	9,000,000	9,486,540

Series D-1, 5.0%, 8/1/2029	8,620,000	9,653,366

Triborough, NY, Bridge & Tunnel Authority Revenues, Series A, 5.0%, 11/15/2028	4,975,000	5,482,649

Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute:

Series A, 5.0%, 9/1/2030	1,345,000	1,721,223

Series A, 5.0%, 9/1/2031	2,020,000	2,567,077

Series A, 5.0%, 9/1/2032	1,250,000	1,578,075

		144,510,912

North Carolina 0.6%

Charlotte, NC, Airport Revenue, Series A, 5.5%, 7/1/2034	1,000,000	1,003,630

North Carolina, State Turnpike Authority, Monroe Expressway System:

5.0%, 7/1/2035 (a)	820,000	1,104,860

5.0%, 7/1/2036 (a)	1,000,000	1,342,100

5.0%, 7/1/2037 (a)	1,000,000	1,337,500

5.0%, 7/1/2038 (a)	500,000	666,720

		5,454,810

North Dakota 0.7%

Fargo, ND, Sanford Health Systems Revenue, ETM, 5.5%, 11/1/2021	1,250,000	1,308,913

North Dakota, State Housing Finance Agency, Series C, 4.0%, 1/1/2050	4,425,000	5,044,013

		6,352,926

Ohio 1.4%

Cleveland, OH, Airport Systems Revenue, Series A, Prerefunded 1/1/2022 @ 100, 5.0%, 1/1/2027	3,000,000	3,154,350

Lucas County, OH, Hospital Revenue, Promedica Healthcare, Series D, Prerefunded 11/15/2021 @ 100, 5.0%, 11/15/2024	995,000	1,039,656

Ohio, Akron, Bath & Copley Joint Township Hospital District Revenue, Summa Health System, 4.0%, 11/15/2035	1,665,000	1,913,684

The accompanying notes are an integral part of the financial statements.

18	|	DWS Intermediate Tax-Free Fund

	Principal Amount ($)	Value ($)

Ohio, State Hospital Revenue, Aultman Health Foundation, 144A, 5.0%, 12/1/2028	5,000,000	5,632,100

Ohio, State Turnpike Commission, Infrastructure Projects, Series A-1, 5.25%, 2/15/2029	1,310,000	1,435,052

		13,174,842

Oregon 2.1%

Oregon, State General Obligation, Series L, Prerefunded 5/1/2021 @ 100, 5.0%, 5/1/2025	3,000,000	3,060,690

Oregon, State Housing & Community Services Department, Mortgage Revenue, Series A, 4.5%, 1/1/2049	4,875,000	5,357,333

Port of Portland, OR, Airport Revenue, Passenger Facility Charge, Portland International Airport:

Series A, 5.5%, 7/1/2026	4,025,000	4,137,901

Series A, 5.5%, 7/1/2029	7,000,000	7,193,060

		19,748,984

Pennsylvania 7.5%

Allegheny County, PA, Hospital Development Authority, Allegheny Health Network Obligated Group, Series A, 5.0%, 4/1/2034	5,000,000	6,096,950

Franklin County, PA, Industrial Development Authority Revenue, Menno Haven, Inc. Project, 5.0%, 12/1/2038	1,000,000	1,074,720

Montgomery County, PA, Higher Education & Health Authority, State Presbyterian Homes, Inc. Project:

5.0%, 12/1/2027	2,735,000	3,049,170

5.0%, 12/1/2032	2,745,000	3,008,108

Montgomery County, PA, Industrial Development Authority, Meadowood Senior Living Project, Series A, 5.0%, 12/1/2033	8,435,000	9,258,509

Pennsylvania, Higher Education Assistance Agency Education Loan Revenue, Series A, AMT, 2.45%, 6/1/2041	5,155,000	4,995,607

Pennsylvania, State Certificates of Participation:

Series A, 5.0%, 7/1/2029	300,000	382,299

Series A, 5.0%, 7/1/2031	850,000	1,073,270

Pennsylvania, State Economic Development Financing Authority Revenue, UPMC Obligated Group, Series A, 5.0%, 2/1/2028	3,000,000	3,445,980

Pennsylvania, State Economic Development Financing Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, AMT, 2.15%, Mandatory Put 7/1/2024 @ 100, 7/1/2041, GTY: Waste Management, Inc.	1,250,000	1,313,525

Pennsylvania, State Housing Finance Agency, Single Family Mortgage Revenue:

Series 119, 3.5%, 10/1/2041	2,330,000	2,444,543

Series 122, 4.0%, 10/1/2046	5,025,000	5,420,870

The accompanying notes are an integral part of the financial statements.

DWS Intermediate Tax-Free Fund	|	19

	Principal Amount ($)	Value ($)

Pennsylvania, State Turnpike Commission Revenue:

Series C, 5.0%, 12/1/2028	2,950,000	3,429,375

Series B, 5.0%, 6/1/2029	5,000,000	6,011,050

Series C, Prerefunded 12/1/2023 @ 100, 5.5%, 12/1/2026	2,120,000	2,453,518

Series C, Prerefunded 12/1/2023 @ 100, 5.5%, 12/1/2027	2,820,000	3,263,642

Series C, Prerefunded 12/1/2023 @ 100, 5.5%, 12/1/2028	1,000,000	1,157,320

Philadelphia, PA, Authority for Industrial Development Charter School Revenue Bond, 144A, 5.0%, 6/15/2040 (a)	900,000	1,030,005

Philadelphia, PA, School District:

Series F, 5.0%, 9/1/2030	8,970,000	10,881,597

Series F, Prerefunded 9/1/2026 @ 100, 5.0%, 9/1/2030	30,000	37,891

Pittsburgh, PA, Water & Sewer System Revenue, First Lien, Series C, MUNIPSA + 0.650, 0.765%**, Mandatory Put 12/1/2023 @ 100, 9/1/2040, INS: AGMC (a)	1,000,000	1,001,490

		70,829,439

Puerto Rico 0.2%
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Series A-1, Zero Coupon, 7/1/2031	3,000,000	2,294,130

South Carolina 0.3%

Greenwood County, SC, Hospital Revenue, Self Regional Healthcare, Series B, 5.0%, 10/1/2025	2,755,000	2,915,148

South Carolina, State Housing Finance & Development Authority, Mortgage Revenue, Series A, 4.0%, 1/1/2050	360,000	406,814

		3,321,962

Tennessee 1.0%

Greeneville, TN, Health & Educational Facilities Board, Hospital Revenue, Ballad Health Obligation Group, Series A, 5.0%, 7/1/2035	2,500,000	3,039,975

Shelby County, TN, State General Obligation, Series B, 4.0%, 4/1/2034	3,330,000	4,078,118

Tennessee, Housing Development Agency, Residential Financing Program Revenue, Series 1C, 3.0%, 7/1/2038	1,390,000	1,424,166

Tennessee, State Housing Development Agency, Homeownership Program:

Series 2C, 4.0%, 7/1/2038	270,000	275,198

Series 1C, 4.5%, 7/1/2037	295,000	302,168

		9,119,625

Texas 10.2%

Allen, TX, Independent School District, Prerefunded 2/15/2021 @ 100, 5.0%, 2/15/2025	520,000	525,164

Central Texas, Regional Mobility Authority Revenue, Senior Lien, Series E, 4.0%, 1/1/2037	1,500,000	1,769,340

El Paso, TX, Independent School District, 4.0%, 8/15/2035	5,000,000	6,032,250

The accompanying notes are an integral part of the financial statements.

20	|	DWS Intermediate Tax-Free Fund

	Principal Amount ($)	Value ($)

Harris County, TX, Metropolitan Transit Authority, Sales & Use Tax, Series A, Prerefunded 11/1/2021 @ 100, 5.0%, 11/1/2031	2,795,000	2,917,952

Houston, TX, Airport Systems Revenue:

Series B, Prerefunded 7/1/2021 @ 100, 5.0%, 7/1/2026	4,000,000	4,111,560

Series B, Prerefunded 7/1/2022 @ 100, 5.0%, 7/1/2027	9,600,000	10,322,016

Houston, TX, Hotel Occupancy Tax And Special Revenue, Convention And Entertainment Facilities Department:

5.0%, 9/1/2027	1,590,000	1,858,774

5.0%, 9/1/2028	1,350,000	1,597,819

Houston, TX, Utility Systems Revenue, First Lien:

Series A, 5.0%, 11/15/2032	1,430,000	1,966,064

Series A, 5.0%, 11/15/2033	1,525,000	2,087,145

Humble, TX, Independent School District, School Building, Series A, 5.0%, 2/15/2029	1,335,000	1,348,257

Lubbock, TX, General Obligation, Prerefunded 2/15/2021 @ 100, 5.0%, 2/15/2029	2,000,000	2,019,660

North Texas, Tollway Authority Revenue, Special Projects Systems:

Series D, Prerefunded 9/1/2021 @ 100, 5.25%, 9/1/2027	5,080,000	5,271,059

Series A, Prerefunded 9/1/2021 @ 100, 5.5%, 9/1/2028	1,240,000	1,288,943

Northside, TX, Independent School District:

1.6%, Mandatory Put 8/1/2024 @ 100, 8/1/2049	2,980,000	3,094,611

2.75%, Mandatory Put 8/1/2023 @ 100, 8/1/2048	1,540,000	1,632,569

San Antonio, TX, Water Systems Revenue, Junior Lien, Series E, 5.0%, 5/15/2027	1,900,000	2,118,500

Texas, Aldine Independent School District, 4.0%, 2/15/2032	3,000,000	3,559,290

Texas, Grand Parkway Transportation Corp., 5.0%, 2/1/2023	6,460,000	7,044,630

Texas, New Hope Cultural Education Facilities Finance Corp., Education Revenue, Cumberland Academy Project, Series A, 144A, 5.0%, 8/15/2040	6,000,000	6,354,780

Texas, State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Series D, 6.25%, 12/15/2026, GTY: Merrill Lynch & Co.	7,935,000	9,311,405

Texas, State Municipal Gas Acquisition & Supply Corp., III Gas Supply Revenue, 5.0%, 12/15/2022, GTY: Macquarie Group Ltd.	5,000,000	5,437,000

Texas, State Private Activity Bond, Surface Transportation Corp. Revenue, Senior Lien Revenue:

Series A, 4.0%, 12/31/2035	500,000	587,030

Series A, 4.0%, 12/31/2036	2,000,000	2,335,020

Texas, State Water Development Board, Series A, 4.0%, 10/15/2032	5,000,000	6,052,300

Texas, State Water Development Board, State Water Implementation Fund, Series A, 4.0%, 10/15/2034	4,900,000	5,908,077

		96,551,215

The accompanying notes are an integral part of the financial statements.

DWS Intermediate Tax-Free Fund	|	21

	Principal Amount ($)	Value ($)

Utah 0.6%
Salt Lake City, UT, Airport Revenue, Series A, AMT, 5.0%, 7/1/2035	5,000,000	6,131,350

Virginia 4.5%

Fairfax County, VA, Economic Development Authority Revenue, Wiehle Ave MetroRail Station Parking Project:

5.0%, 8/1/2030	1,540,000	2,123,999

5.0%, 8/1/2031	1,745,000	2,393,843

Hampton Roads, VA, Transportation Accountability Commission Revenue, Senior Lien Revenue:

Series A, 4.0%, 7/1/2036	2,070,000	2,561,273

Series A, 4.0%, 7/1/2038	4,370,000	5,373,177

Virginia, State College Building Authority, Educational Facilities Revenue, 21st Century College, Series B, 4.0%, 2/1/2029	18,755,000	21,801,750

Virginia, State Public School Authority, School Financing, Series B, 4.0%, 8/1/2029	7,060,000	8,322,752

		42,576,794

Washington 4.6%

Washington, University of Washington Revenue:

Series C, 5.0%, 4/1/2030 (a)	2,000,000	2,734,320

Series C, 5.0%, 4/1/2031 (a)	1,750,000	2,380,490

Series C, 5.0%, 4/1/2032 (a)	1,350,000	1,825,902

Series C, 5.0%, 4/1/2033 (a)	1,455,000	1,956,437

Series C, 5.0%, 4/1/2034 (a)	1,700,000	2,278,306

Washington, State Convention Center Public Facilities District:

5.0%, 7/1/2035	2,000,000	2,271,700

5.0%, 7/1/2036	4,350,000	4,929,376

Washington, State General Obligation:

Series R-2021A, 5.0%, 6/1/2030 (a)	1,000,000	1,364,570

Series R-2021A, 5.0%, 6/1/2031 (a)	750,000	1,018,185

Series R-2021A, 5.0%, 6/1/2032 (a)	1,000,000	1,349,430

Series A, Prerefunded 8/1/2021 @ 100, 5.0%, 8/1/2032	14,000,000	14,450,380

Washington, State Health Care Facilities Authority Revenue, Virginia Mason Medical Center, 5.0%, 8/15/2029	2,300,000	2,641,872

Washington, State Housing Finance Commission, Horizon House Project:

144A, 5.0%, 1/1/2028	750,000	845,985

144A, 5.0%, 1/1/2029	840,000	943,228

144A, 5.0%, 1/1/2031	1,030,000	1,145,638

144A, 5.0%, 1/1/2033	1,050,000	1,156,344

		43,292,163

The accompanying notes are an integral part of the financial statements.

22	|	DWS Intermediate Tax-Free Fund

	Principal Amount ($)	Value ($)
West Virginia 0.3%
West Virginia, State Hospital Finance Authority Revenue, State University Health System Obligated Group, Series A, 5.0%, 6/1/2032	2,400,000	2,930,160

Wisconsin 0.4%
Wisconsin, State General Obligation, Series A, Prerefunded 5/1/2021 @ 100, 5.25%, 5/1/2026	3,500,000	3,574,410

Other 1.3%

Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:

“A”, Series M-024, AMT, 144A, 2.304%, 5/15/2027	1,890,000	2,018,520

“A”, Series M-051, 144A, 2.65%, 6/15/2035	7,925,000	8,814,106

Freddie Mac Multi-family, Class A, 3.4%, 1/25/2036, GTY: Freddie Mac	1,456,891	1,718,038

		12,550,664

Total Municipal Bonds and Notes (Cost $897,954,535)		959,924,592

	Shares	Value ($)
Open-End Investment Companies 0.1%
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares, 0.01%*** (Cost $912,939)	912,579	912,670

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $898,867,474)	101.2	960,837,262
Other Assets and Liabilities, Net	(1.2)	(11,662,202)

Net Assets	100.0	949,175,060

*

Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder at any time, and are shown at their current rates as of November 30, 2020. Date shown reflects the earlier of demand date or stated maturity date.

**

Variable or floating rate security. These securities are shown at their current rate as of November 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.

***	Current yield; not a coupon rate.

(a)	When-issued security.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of the financial statements.

DWS Intermediate Tax-Free Fund	|	23

AGMC: Assured Guaranty Municipal Corp.

AMT: Subject to alternative minimum tax.

ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

GTY: Guaranty Agreement

INS: Insured

LIQ: Liquidity Facility

LOC: Letter of Credit

MUNIPSA: SIFMA Municipal Swap Index Yield

NATL: National Public Finance Guarantee Corp.

Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SIFMA: Securities Industry and Financial Markets Association

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2020 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (b)	$—	$959,924,592	$—	$959,924,592
Open-End Investment Companies	912,670	—	—	912,670
Total	$912,670	$959,924,592	$—	$960,837,262

(b)	See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

24	|	DWS Intermediate Tax-Free Fund

Statement of Assets and Liabilities

as of November 30, 2020 (Unaudited)

Assets
Investments in securities, at value (cost $898,867,474)	$960,837,262
Receivable for investments sold	3,641,029
Receivable for Fund shares sold	409,996
Interest receivable	11,088,994
Other assets	44,802
Total assets	976,022,083

Liabilities
Payable for investments purchased — when-issued securities	25,259,810
Payable for Fund shares redeemed	482,632
Distributions payable	469,238
Accrued management fee	153,055
Accrued Trustees’ fees	11,753
Other accrued expenses and payables	470,535
Total liabilities	26,847,023
Net assets, at value	$949,175,060

Net Assets Consist of
Distributable earnings (loss)	68,472,532
Paid-in capital	880,702,528
Net assets, at value	$949,175,060

The accompanying notes are an integral part of the financial statements.

DWS Intermediate Tax-Free Fund	|	25

Statement of Assets and Liabilities as of November 30, 2020 (Unaudited) (continued)

Net Asset Value

Class A

Net Asset Value and redemption price per share ($155,887,835 ÷ 12,946,718 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$12.04

Maximum offering price per share (100 ÷ 97.25 of $12.04)	$12.38
Class C

Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($13,631,043 ÷ 1,132,521 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$12.04
Class S

Net Asset Value, offering and redemption price per share ($407,106,345 ÷ 33,804,240 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$12.04
Institutional Class

Net Asset Value, offering and redemption price per share ($372,549,837 ÷ 30,944,660 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$12.04

The accompanying notes are an integral part of the financial statements.

26	|	DWS Intermediate Tax-Free Fund

Statement of Operations

for the six months ended November 30, 2020 (Unaudited)

Investment Income
Income:

Interest	$15,201,851
Expenses:

Management fee	1,513,964
Administration fee	466,205
Services to shareholders	595,928
Distribution and service fees	266,001
Custodian fee	5,856
Professional fees	38,659
Reports to shareholders	31,049
Registration fees	37,088
Trustees’ fees and expenses	18,483
Other	27,832
Total expenses before expense reductions	3,001,065
Expense reductions	(340,646)
Total expenses after expense reductions	2,660,419
Net investment income	12,541,432

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	2,916,497
Change in net unrealized appreciation (depreciation) on investments	16,235,056
Net gain (loss)	19,151,553
Net increase (decrease) in net assets resulting from operations	$31,692,985

The accompanying notes are an integral part of the financial statements.

DWS Intermediate Tax-Free Fund	|	27

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020

Operations:

Net investment income (loss)	$12,541,432	$28,256,635
Net realized gain (loss)	2,916,497	7,825,334
Change in net unrealized appreciation (depreciation)	16,235,056	(7,330,031)
Net increase (decrease) in net assets resulting from operations	31,692,985	28,751,938
Distributions to shareholders:

Class A	(1,844,942)	(5,001,590)
Class C	(130,365)	(614,870)
Class S	(5,584,254)	(18,212,955)
Institutional Class	(4,884,604)	(13,025,494)
Total distributions	(12,444,165)	(36,854,909)
Fund share transactions:

Proceeds from shares sold	96,026,503	233,496,121
Reinvestment of distributions	9,605,337	29,208,079
Payments for shares redeemed	(137,822,183)	(345,098,709)
Net increase (decrease) in net assets from Fund share transactions	(32,190,343)	(82,394,509)
Increase (decrease) in net assets	(12,941,523)	(90,497,480)
Net assets at beginning of period	962,116,583	1,052,614,063

Net assets at end of period	$949,175,060	$962,116,583

The accompanying notes are an integral part of the financial statements.

28	|	DWS Intermediate Tax-Free Fund

Financial Highlights

DWS Intermediate Tax-Free Fund — Class A
	Six Months Ended 11/30/20		Years Ended May 31,
	(Unaudited)		2020	2019		2018		2017	2016

Selected Per Share Data
Net asset value, beginning of period	$11.80		$11.88	$11.60		$11.93		$12.11	$11.88
Income from investment operations:

Net investment income	.14		.30	.31		.29		.28	.28
Net realized and unrealized gain (loss)	.24		.02	.28		(.33)		(.18)	.22
Total from investment operations	.38		.32	.59		(.04)		.10	.50
Less distributions from:

Net investment income	(.14)		(.30)	(.31)		(.29)		(.28)	(.27)
Net realized gains	—		(.10)	(.00	)***	(.00	)***	—	—
Total distributions	(.14)		(.40)	(.31)		(.29)		(.28)	(.27)
Net asset value, end of period	$12.04		$11.80	$11.88		$11.60		$11.93	$12.11
Total Return (%)[a]	3.26	b**	2.73 [b]	5.25	[b]	(.30)		.83	4.29

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	156		144	154		174		207	284
Ratio of expenses before expense reductions (%)	.77	*	.78	.79		.78		.79	.79
Ratio of expenses after expense reductions (%)	.75	*	.77	.78		.78		.79	.79
Ratio of net investment income (loss) (%)	2.41	*	2.55	2.70		2.47		2.33	2.29
Portfolio turnover rate (%)	17	**	41	61		44		36	41

[a]	Total return does not reflect the effect of any sales charges.

[b]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

The accompanying notes are an integral part of the financial statements.

DWS Intermediate Tax-Free Fund	|	29

DWS Intermediate Tax-Free Fund — Class C
	Six Months Ended 11/30/20		Years Ended May 31,
	(Unaudited)		2020	2019		2018		2017	2016

Selected Per Share Data
Net asset value, beginning of period	$11.80		$11.88	$11.59		$11.93		$12.10	$11.88
Income from investment operations:

Net investment income	.10		.21	.23		.20		.19	.18
Net realized and unrealized gain (loss)	.24		.02	.29		(.34)		(.17)	.22
Total from investment operations	.34		.23	.52		(.14)		.02	.40
Less distributions from:

Net investment income	(.10)		(.21)	(.23)		(.20)		(.19)	(.18)
Net realized gains	—		(.10)	(.00	)***	(.00	)***	—	—
Total distributions	(.10)		(.31)	(.23)		(.20)		(.19)	(.18)
Net asset value, end of period	$12.04		$11.80	$11.88		$11.59		$11.93	$12.10
Total Return (%)[a]	2.88	b**	1.97 [b]	4.56	[b]	(1.15)[b]		.15	3.42 [b]

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	14		20	28		36		47	62
Ratio of expenses before expense reductions (%)	1.54	*	1.54	1.56		1.56		1.55	1.55
Ratio of expenses after expense reductions (%)	1.50	*	1.52	1.53		1.55		1.55	1.55
Ratio of net investment income (%)	1.67	*	1.80	1.95		1.70		1.57	1.54
Portfolio turnover rate (%)	17	**	41	61		44		36	41

[a]	Total return does not reflect the effect of any sales charges.

[b]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

The accompanying notes are an integral part of the financial statements.

30	|	DWS Intermediate Tax-Free Fund

DWS Intermediate Tax-Free Fund — Class S
	Six Months Ended 11/30/20		Years Ended May 31,
	(Unaudited)		2020	2019		2018		2017	2016

Selected Per Share Data
Net asset value, beginning of period	$11.80		$11.88	$11.60		$11.93		$12.11	$11.89
Income from investment operations:

Net investment income	.16		.33	.34		.32		.31	.30
Net realized and unrealized gain (loss)	.24		.02	.28		(.33)		(.18)	.22
Total from investment operations	.40		.35	.62		(.01)		.13	.52
Less distributions from:

Net investment income	(.16)		(.33)	(.34)		(.32)		(.31)	(.30)
Net realized gains	—		(.10)	(.00	)***	(.00	)***	—	—
Total distributions	(.16)		(.43)	(.34)		(.32)		(.31)	(.30)
Net asset value, end of period	$12.04		$11.80	$11.88		$11.60		$11.93	$12.11
Total Return (%)[a]	3.39	**	2.99	5.51		(.07)		1.07	4.45

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	407		443	543		629		679	684
Ratio of expenses before expense reductions (%)	.61	*	.62	.63		.62		.62	.62
Ratio of expenses after expense reductions (%)	.50	*	.52	.53		.55		.55	.55
Ratio of net investment income (%)	2.66	*	2.80	2.95		2.71		2.57	2.54
Portfolio turnover rate (%)	17	**	41	61		44		36	41

[a]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

The accompanying notes are an integral part of the financial statements.

DWS Intermediate Tax-Free Fund	|	31

DWS Intermediate Tax-Free Fund — Institutional Class
	Six Months Ended 11/30/20		Years Ended May 31,
	(Unaudited)		2020	2019		2018		2017	2016

Selected Per Share Data
Net asset value, beginning of period	$11.80		$11.88	$11.60		$11.93		$12.11	$11.89
Income from investment operations:

Net investment income	.16		.33	.34		.32		.31	.31
Net realized and unrealized gain (loss)	.24		.02	.28		(.33)		(.18)	.21
Total from investment operations	.40		.35	.62		(.01)		.13	.52
Less distributions from:

Net investment income	(.16)		(.33)	(.34)		(.32)		(.31)	(.30)
Net realized gains	—		(.10)	(.00	)***	(.00	)***	—	—
Total distributions	(.16)		(.43)	(.34)		(.32)		(.31)	(.30)
Net asset value, end of period	$12.04		$11.80	$11.88		$11.60		$11.93	$12.11
Total Return (%)	3.39	a**	2.99 [a]	5.52	[a]	(.06)		1.07	4.47

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	373		356	327		680		870	1,021
Ratio of expenses before expense reductions (%)	.54	*	.55	.55		.54		.55	.53
Ratio of expenses after expense reductions %	.50	*	.52	.53		.54		.55	.53
Ratio of net investment income (%)	2.66	*	2.80	2.93		2.71		2.57	2.55
Portfolio turnover rate (%)	17	**	41	61		44		36	41

[a]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

The accompanying notes are an integral part of the financial statements.

32	|	DWS Intermediate Tax-Free Fund

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

DWS Intermediate Tax-Free Fund (the “Fund”) is a diversified series of Deutsche DWS Tax Free Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 10 years, provided that the fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 10 years. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

DWS Intermediate Tax-Free Fund	|	33

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Municipal debt securities are valued at prices supplied by independent pricing services approved by the Fund’s Board, whose valuations are intended to reflect the mean between the bid and asked prices. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, the securities are valued at the mean of the most recent bid and asked quotations or evaluated prices, as applicable, obtained from one or more broker-dealers. These securities are generally categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

34	|	DWS Intermediate Tax-Free Fund

When-Issued/Delayed Delivery Securities. The Fund may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction, it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery securities from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders.

At November 30, 2020, the aggregate cost of investments for federal income tax purposes was $898,830,637. The net unrealized appreciation for all securities based on tax cost was $62,006,625. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost of $62,444,703 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value of $438,078.

The Fund has reviewed the tax positions for the open tax years as of May 31, 2020 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a

DWS Intermediate Tax-Free Fund	|	35

reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

B. Purchases and Sales of Securities

During the six months ended November 30, 2020, purchases and sales of investment securities (excluding short-term investments) aggregated $161,612,012 and $199,511,290, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

The management fee payable under the Investment Management Agreement is at an annual rate (exclusive of any applicable waivers/reimbursements) of 0.315% of the Fund’s average daily net assets, computed and accrued daily and payable monthly.

36	|	DWS Intermediate Tax-Free Fund

For the period from June 1, 2020 to September 30, 2020, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Class A	.77%
Class C	1.52%
Class S	.52%
Institutional Class	.52%

Effective October 1, 2020 to September 30, 2021, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Class A	.70%
Class C	1.45%
Class S	.45%
Institutional Class	.45%

For the six months ended November 30, 2020, fees waived and/or expenses reimbursed for each class are as follows:

Class A	$17,962
Class C	3,001
Class S	235,603
Institutional Class	84,080
$340,646

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended November 30, 2020, the Administration Fee was $466,205, of which $75,346 is unpaid.

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing

DWS Intermediate Tax-Free Fund	|	37

fee it receives from the Fund. For the six months ended November 30, 2020, the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at November 30, 2020
Class A	$1,647	$495
Class C	412	127
Class S	18,034	5,971
Institutional Class	1,384	253
	$21,477	$6,846

In addition, for the six months ended November 30, 2020, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,” were as follows:

Sub-Recordkeeping	Total Aggregated
Class A	$59,371
Class C	6,661
Class S	322,586
Institutional Class	173,206
$561,824

Distribution and Service Fees. Under the Fund’s Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI”), an affiliate of the Advisor, receives a fee (“Distribution Fee”) of 0.75% of the average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the six months ended November 30, 2020, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at November 30, 2020
Class C	$59,116	$8,517

In addition DDI provides information and administrative services for a fee (“Service Fee”) to Class A and C shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder

38	|	DWS Intermediate Tax-Free Fund

accounts the firms service. For the six months ended November 30, 2020, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at November 30, 2020	Annualized Rate
Class A	$187,204	$63,017	.24%
Class C	19,681	5,218	.25%
	$206,885	$68,235

Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended November 30, 2020 aggregated $1,127.

In addition, DDI receives any contingent deferred sales charge (“CDSC”) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the six months ended November 30, 2020, the CDSC for Class C shares aggregated $11. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the six months ended November 30, 2020, DDI received $20 for Class A shares.

Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the six months ended November 30, 2020, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $7,320, of which $6,763 is unpaid.

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

Transactions with Affiliates. The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees. During the six months ended November 30, 2020, the Fund engaged in securities purchases of $22,827,000 and securities sales of $26,082,000 with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act.

D. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $350 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the

DWS Intermediate Tax-Free Fund	|	39

untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at November 30, 2020.

E. Fund Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended November 30, 2020		Year Ended May 31, 2020
	Shares	Dollars	Shares	Dollars

Shares sold
Class A	1,864,182	$22,328,159	1,384,711	$16,409,291
Class C	60,899	727,608	128,802	1,515,329
Class S	2,212,610	26,475,478	7,571,037	90,062,820
Institutional Class	3,892,191	46,495,258	10,575,884	125,508,681
		$96,026,503		$233,496,121

Shares issued to shareholders in reinvestment of distributions
Class A	129,581	$1,551,281	362,850	$4,306,440
Class C	9,132	109,268	36,559	433,845
Class S	367,723	4,403,245	1,237,209	14,689,564
Institutional Class	295,947	3,541,543	824,018	9,778,230
		$9,605,337		$29,208,079

Shares redeemed
Class A	(1,247,726)	$(14,921,726)	(2,534,295)	$(30,115,643)
Class C	(611,693)	(7,334,819)	(819,976)	(9,736,698)
Class S	(6,286,501)	(75,081,732)	(17,031,521)	(201,990,346)
Institutional Class	(3,392,556)	(40,483,906)	(8,789,506)	(103,256,022)
		$(137,822,183)		$(345,098,709)

Net increase (decrease)
Class A	746,037	$8,957,714	(786,734)	$(9,399,912)
Class C	(541,662)	(6,497,943)	(654,615)	(7,787,524)
Class S	(3,706,168)	(44,203,009)	(8,223,275)	(97,237,962)
Institutional Class	795,582	9,552,895	2,610,396	32,030,889
		$(32,190,343)		$(82,394,509)

40	|	DWS Intermediate Tax-Free Fund

F. Other — COVID-19 Pandemic

A novel coronavirus known as COVID-19, declared a pandemic by the World Health Organization, has caused significant uncertainty, market volatility, decreased economic and other activity and increased government activity. Specifically, COVID-19 has led to significant death and morbidity, and concerns about its further spread have resulted in the closing of schools and non-essential businesses, cancellations, shelter-in place orders, lower consumer spending in certain sectors, social distancing, bans on large social gatherings and travel, quarantines, government economic stimulus measures, reduced productivity, rapid increases in unemployment, increased demand for and strain on government and medical resources, border closings and global trade and supply chain interruptions, among others. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve. The pandemic may affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The Fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and a prolonged pandemic may result in the Fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. Management will continue to monitor the impact COVID-19 has on the Fund and reflect the consequences as appropriate in the Fund’s accounting and financial reporting.

DWS Intermediate Tax-Free Fund	|	41

Information About Your Fund’s Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (June 1, 2020 to November 30, 2020).

The tables illustrate your Fund’s expenses in two ways:

–

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–

Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

42	|	DWS Intermediate Tax-Free Fund

Expenses and Value of a $1,000 Investment for the six months ended November 30, 2020 (Unaudited)

Actual Fund Return	Class A	Class C	Class S	Institutional Class
Beginning Account Value 6/1/20	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 11/30/20	$1,032.60	$1,028.80	$1,033.90	$1,033.90
Expenses Paid per $1,000*	$3.82	$7.63	$2.55	$2.55

Hypothetical 5% Fund Return	Class A	Class C	Class S	Institutional Class
Beginning Account Value 6/1/20	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 11/30/20	$1,021.31	$1,017.55	$1,022.56	$1,022.56
Expenses Paid per $1,000*	$3.80	$7.59	$2.54	$2.54

*

Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 183 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class C	Class S	Institutional Class
DWS Intermediate Tax-Free Fund	.75%	1.50%	.50%	.50%

For more information, please refer to the Fund’s prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.

DWS Intermediate Tax-Free Fund	|	43

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Intermediate Tax-Free Fund’s (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) in September 2020.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–

The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”).

–	The Board also received extensive information throughout the year regarding performance of the Fund.

–

The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–

In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing

44	|	DWS Intermediate Tax-Free Fund

expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2019, the Fund’s performance (Class A shares) was in the 3rd quartile, 4th quartile and 4th quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has performed equal to its benchmark in the one-year period and has underperformed its benchmark in the three- and five-year periods ended December 31, 2019. The Board noted the disappointing investment performance of the Fund in recent periods and continued to discuss with senior management of

DWS Intermediate Tax-Free Fund	|	45

DIMA the factors contributing to such underperformance and actions being taken to improve performance. The Board noted that, effective August 2, 2018, a change was made to the Fund’s investment strategy, allowing it to invest up to 10% of its assets in high yield debt securities (commonly referred to as “junk bonds”). The Board observed that the Fund had experienced improved relative performance during the first eight months of 2020. The Board recognized the efforts by DIMA in recent years to enhance its investment platform and improve long-term performance across the DWS fund complex.

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (2nd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2019). The Board noted that, effective March 1, 2020, the fee paid to DIMA under the Fund’s administrative services agreement was reduced to 0.097%. The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be lower than the median (2nd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2019, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds”) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.

46	|	DWS Intermediate Tax-Free Fund

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. In this regard, the Board observed that while the Fund’s current investment management fee schedule does not include breakpoints, the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA

DWS Intermediate Tax-Free Fund	|	47

products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.

The Board also considered that on September 24, 2020, the SEC granted a temporary order permitting DIMA and its affiliates to continue providing investment advisory and underwriting services to the DWS Funds notwithstanding a consent order entered into by Deutsche Bank AG on June 17, 2020 (the “Consent Order”). The Board noted that the temporary order was granted effective as of the date of the Consent Order. The Board also noted various representations by DIMA to the Board relating to the Consent Order, including that the conduct giving rise to the Consent Order (unintentional conduct that resulted from a system outage that prevented Deutsche Bank AG from reporting data in accordance with applicable CFTC requirements for five days in April 2016) did not involve any DWS Fund or services DIMA and its affiliates provide to the DWS Funds, that DIMA and its personnel had no involvement in the alleged conduct giving rise to the Consent Order, and that the DWS Funds would not bear any financial impact or costs relating to the Consent Order.

Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

48	|	DWS Intermediate Tax-Free Fund

Account Management Resources

For More Information

The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, C and S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial representative. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:

(800) 728-3337

Web Site

dws.com

View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.

Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.

Written Correspondence	DWS PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings

Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is posted on dws.com, and is available free of charge by contacting your financial intermediary, or if you are a direct investor, by calling (800) 728-3337. In addition, the portfolio holdings listing is filed with the SEC on the Fund’s Form N-PORT and will be available on the SEC’s Web site at sec.gov. Additional portfolio holdings for the Fund are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

DWS Intermediate Tax-Free Fund	|	49

Investment Management

DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), which is part of the DWS Group GmbH & Co. KGaA (“DWS Group”), is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.

DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

	Class A	Class C	Class S	Institutional Class
Nasdaq Symbol	SZMAX	SZMCX	SCMTX	SZMIX
CUSIP Number	25159H 108	25159H 306	25159H 405	25159H 504
Fund Number	445	745	2045	1445

50	|	DWS Intermediate Tax-Free Fund

Privacy Statement

FACTS	What Does DWS Do With Your Personal Information?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share can include:

– Social Security number

– Account balances

– Purchase and transaction history

– Bank account information

– Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons DWS chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS share?	Can you limit this sharing?

For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No

For our marketing purposes — to offer our products and services to you	Yes	No

For joint marketing with other financial companies	No	We do not share

For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We do not share

For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share

For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

DWS Intermediate Tax-Free Fund	|	51

Who we are

Who is providing this notice?	DWS Distributors, Inc; DWS Investment Management Americas, Inc.; DWS Trust Company; the DWS Funds

What we do

How does DWS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards, secured files, and secured buildings.

How does DWS collect my personal information?

We collect your personal information, for example, when you:

– open an account

– give us your contact information

– provide bank account information for ACH or wire transactions

– tell us where to send money

– seek advice about your investments

Why can’t I limit all sharing?

Federal law gives you the right to limit only

– sharing for affiliates’ everyday business purposes

– information about your creditworthiness

– affiliates from using your information to market to you

– sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank (“DB”) name, such as DB AG Frankfurt.

Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS does not jointly market.

California residents may go to https://fundsus.dws.com/us/en-us/legal-resources/privacy-policy.html to obtain additional information relating to their rights under California state law.

Rev. 12/2020

52	|	DWS Intermediate Tax-Free Fund

Notes

Notes

Notes

DITFF-3

(R-025435-10 1/21)

(b) Not applicable

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Intermediate Tax-Free Fund, a series of Deutsche DWS Tax Free Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	1/29/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	1/29/2021

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	1/29/2021